Commitments And Contingencies (Notes)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
Commitments and Contingencies

Legal Proceedings
In the first quarter of fiscal 2011, Starbucks notified Kraft Foods Global, Inc. (“Kraft”) that we were discontinuing our distribution arrangement with Kraft on March 1, 2011 due to material breaches by Kraft of its obligations under the Supply and License Agreement between the Company and Kraft, dated March 29, 2004 (the “Agreement”), which defined the main distribution arrangement between the parties. Through our arrangement with Kraft, Starbucks sold a selection of Starbucks and Seattle's Best Coffee branded packaged coffees in grocery and warehouse club stores throughout the US, and to grocery stores in Canada, the UK and other European countries. Kraft managed the distribution, marketing, advertising and promotion of these products.
Kraft denies it has materially breached the Agreement. On November 29, 2010, Starbucks received a notice of arbitration from Kraft putting the commercial dispute between the parties into binding arbitration pursuant to the terms of the Agreement. In addition to denying it materially breached the Agreement, Kraft further alleges that if Starbucks wished to terminate the Agreement it must compensate Kraft as provided in the Agreement in an amount equal to the fair value of the Agreement, with an additional premium of up to 35% under certain circumstances.
On December 6, 2010, Kraft commenced a federal court action against Starbucks, entitled Kraft Foods Global, Inc. v. Starbucks Corporation, in the U.S. District Court for the Southern District of New York (the “District Court”) seeking injunctive relief to prevent Starbucks from terminating the distribution arrangement until the parties' dispute is resolved through the arbitration proceeding. On January 28, 2011, the District Court denied Kraft's request for injunctive relief. Kraft appealed the District Court's decision to the Second Circuit Court of Appeals. On February 25, 2011, the Second Circuit Court of Appeals affirmed the District Court's decision. As a result, Starbucks is in full control of our packaged coffee business as of March 1, 2011.
While Starbucks believes we have valid claims of material breach by Kraft under the Agreement that allowed us to terminate the Agreement and certain other relationships with Kraft without compensation to Kraft, there exists the possibility of material adverse outcomes to Starbucks in the arbitration or to resolve the matter. Although Kraft disclosed to the press and in federal court filings a $750 million offer Starbucks made to Kraft in August 2010 to avoid litigation and ensure a smooth transition of the business, the figure is not a proper basis upon which to estimate a possible outcome of the arbitration but was based upon facts and circumstances at the time. Kraft rejected the offer immediately and did not provide a counter-offer, effectively ending the discussions between the parties with regard to any payment. Moreover, the offer was made prior to our investigation of Kraft's breaches and without consideration of Kraft's continuing failure to comply with material terms of the agreements.
On April 2, 2012, Starbucks and Kraft exchanged expert reports regarding alleged damages on their affirmative claims. Starbucks claimed damages of up to $62.9 million from the loss of sales resulting from Kraft's failure to use commercially reasonable efforts to market Starbucks® coffee, plus attorney fees. Kraft's expert opined that the fair market value of the Agreement was $1.9 billion. After applying a 35% premium and 9% interest, Kraft claimed damages of up to $2.9 billion, plus attorney fees.  The arbitration hearing commenced on July 11, 2012 and was completed on August 3. Starbucks presented evidence of material breaches on Kraft's part and sought nominal damages from Kraft for those breaches. Kraft presented evidence denying it had breached the parties' Agreement and sought damages of $2.9 billion plus attorney fees. We expect a decision from the Arbitrator in the first half of fiscal 2013.
At this time, Starbucks believes an unfavorable outcome with respect to the arbitration is not probable, but as noted above is reasonably possible. As also noted above, Starbucks believes we have valid claims of material breach by Kraft under the Agreement that allowed us to terminate the Agreement without compensation to Kraft. In addition, Starbucks believes Kraft's damage estimates are highly inflated and based upon faulty analysis. As a result, we cannot reasonably estimate the possible loss. Accordingly, no loss contingency has been recorded for this matter.
Starbucks is party to various other legal proceedings arising in the ordinary course of business, including certain employment litigation cases that have been certified as class or collective actions, but, except as noted above, is not currently a party to any legal proceeding that management believes could have a material adverse effect on our consolidated financial position, results of operations or cash flows.